Reconciliation of Warrant Liability Measured At Fair Value on Recurring Basis (Detail) (Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrants
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning Balance	$ 549,317
Issuance of warrants	513,809	549,317
Reclassification to equity	(1,063,126)
Ending Balance		$ 549,317